UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21590

AIG STRATEGIC HEDGE FUND OF FUNDS
(Exact name of registrant as specified in charter)

599 Lexington Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Robert Discolo
AIG Strategic Hedge Fund of Funds
599 Lexington Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 735-0552
Date of fiscal year end: March 31st
Date of reporting period: July 1, 2006 – June 30, 2007

Item 1.  Proxy Voting Record
The registrant has waived its voting rights with respect to its investment portfolio funds and accordingly did not vote any proxies during the reporting period.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
AIG STRATEGIC HEDGE FUND OF FUNDS

By:	/s/ Robert Discolo
Robert Discolo
President and Principal Executive Officer

Date:	8/14/07